                              MFS SERIES TRUST VIII
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                 (617) 954-5000




                                            March 1, 1996




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      MFS Series Trust VIII (the "Trust"), on behalf of MFS Strategic
Income Fund and MFS World Growth Fund, each of which are a series of the Trust (File Nos. 33-37972 and 811-5262)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 1996.

         Please call the undersigned or Sharon Julius-Doucette at (800) 343-2829 Ext. 5406 with any questions you may have.

                                            Very truly yours,



                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn